IDS
                                                                      Selective
                                                                           Fund

                                                         1998 SEMIANNUAL REPORT


(icon of) clock


The goals of IDS Selective Fund, Inc.
are current income and the preservation
of capital by investing in investment
grade bonds.


Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

A Quest for Quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, Selective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.



CONTENTS
From the Chairman                                        3
From the Portfolio Manager                               3
Fund Facts                                               5
The 10 Largest Holdings                                  6
Financial Statements (Fund)                              7
Notes to Financial Statements (Fund)                    10
Financial Statements (Portfolio)                        16
Notes to Financial Statements (Portfolio)               19
Investments in Securities                               24

IDS SELECTIVE FUND

From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past six months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



William R. Pearce



From the Portfolio Manager

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

Long-term interest rates declined during the past six months, providing solid support for the U.S. bond market and IDS Selective Fund. For the first half of the fiscal year -- June through November 1998 -- the Fund's Class A shares generated a total return, which includes net asset value change and interest income, of 4.15%.

The low rate of inflation that has dominated the investment environment in recent years remained in place during the period, providing reassurance for the bond market. But this time the market got an additional boost from another outbreak of the so-called "Asian flu," the financial malady that first struck Asia in the fall of 1997. This past summer it was Russia and Latin America that became infected. The result was a flood of money into the U.S. Treasury bonds, largely from investors who were seeking what they believed to be a safe haven for investment. The buying resulting from this "flight to quality" drove down long-term interest rates until mid-September.

The major beneficiaries of this trend were long-term U.S. Treasury bonds, which experienced a sharp price increase thanks to their high sensitivity to changes in interest rates. (Falling rates inflate bond values, while rising rates depress them.) Performance among all other bond sectors, including corporate and mortgage-backed issues, lagged well behind until late in the period, as investors largely ignored them in their pursuit of the safety and liquidity offered by Treasuries.

A BOOST FROM TREASURIES
Because Treasuries comprised its largest area of investment, the Fund got its strongest performance from that sector. Holdings among mortgage-backed bonds issued by government agencies and investment-grade, or high-quality, corporate bonds also performed positively, but contributed more to the Fund's interest income than its net asset value gain. Foreign bonds, a relatively small area of investment for the Fund (about 10% of assets for most of the period) and all denominated in U.S. dollars, suffered price declines in the late-summer turmoil overseas. They recovered rapidly in the fall, however.

Because I thought interest rates were likely to decline during the period, I positioned the portfolio with a relatively long duration. (A function of the average maturity of the bonds in the portfolio, duration determines how sensitive the Fund's net asset value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates came down, the Fund responded quite positively. I also maintained a low level of cash reserves; instead, I kept the great majority of assets in bonds, which provided a better return than cash.

Looking to the rest of the fiscal year, the low-inflation trend that bonds have enjoyed for some time is still in place. In addition, the Federal Reserve has shown a willingness to reduce short-term interest rates if it appears that the economy may be about to undergo a meaningful slowdown. In light of those favorable factors, I think bond investors have reason to remain optimistic.



Ray Goodner





IDS SELECTIVE FUND

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                               $9.34
May 31, 1998                                                $9.23
Increase                                                    $0.11

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                 $0.27
From capital gains                                          $  --
Total distributions                                         $0.27

Total return*                                              +4.15%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 1998                                               $9.34
May 31, 1998                                                $9.23
Increase                                                    $0.11

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                 $0.24
From capital gains                                          $  --
Total distributions                                         $0.24

Total return*                                              +3.75%**

Class Y-- 6-month performance
(All figures per share)

Net asset value (NAV)

Nov. 30, 1998                                               $9.34
May 31, 1998                                                $9.23
Increase                                                    $0.11

Distributions -- June 1, 1998 - Nov. 30, 1998
From income                                                 $0.28
From capital gains                                          $  --
Total distributions                                         $0.28

Total return*                                              +4.19%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.


                                                      SEMIANNUAL REPORT -- 1998


The 10 Largest Holdings

                                                                 Percent                                       Value
                                                          (of net assets)                       (as of Nov. 30, 1998)
Dayton Hudson
 7.88% 2023                                                        1.24%                                 $20,535,233

Tyco Intl Group
 6.38% 2005                                                        1.03                                   17,140,342

New York Telephone
 9.38% 2031                                                         .96                                   15,908,011

Daimler-Benz North America
 7.38% 2006                                                         .94                                   15,632,929

Service Corp Intl
 6.50% 2008                                                         .94                                   15,626,156

PDV America
 7.88% 2003                                                         .93                                   15,487,908

SAFECO Capital
 8.07% 2037                                                         .93                                   15,456,299

Greenpoint Bank
 6.70% 2002                                                         .92                                   15,319,651

ARAMARK Services
 6.75% 2004                                                         .91                                   15,075,045

Time Warner Entertainment
 8.38% 2033                                                         .90                                   14,904,427

Excludes U.S. Treasury and government agencies holdings.
For further detail about these  holdings,  please refer to the section  entitled
"Investments in securities" herein.


(icon of) pie chart
                                    The 10 holdings listed here

                                    make up 9.70% of net assets

IDS SELECTIVE FUND


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

Financial Statements

Statement of assets and liabilities
IDS Selective Fund, Inc.

Nov. 30, 1998 (Unaudited)

Assets
Investments in Quality Income Portfolio (Note 1)                                                        $1,655,938,943
Other receivables                                                                                                    5
                                                                                                                     -
Total assets                                                                                             1,655,938,948
                                                                                                         -------------

Liabilities
Dividends payable to shareholders                                                                            1,602,885
Accrued distribution fee                                                                                        11,102
Accrued service fee                                                                                             22,167
Accrued transfer agency fee                                                                                     14,130
Accrued administrative services fee                                                                              6,489
Other accrued expenses                                                                                          31,805
                                                                                                                ------
Total liabilities                                                                                            1,688,578
                                                                                                             ---------
Net assets applicable to outstanding capital stock                                                      $1,654,250,370
                                                                                                        ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                                 $    1,771,584

Additional paid-in capital                                                                               1,553,175,708
Undistributed net investment income                                                                            299,175
Accumulated net realized gain (loss)                                                                         1,772,211
Unrealized appreciation (depreciation) on investments and on translation
    of assets and liabilities in foreign currencies                                                         97,231,692
                                                                                                            ----------
Total-- representing net assets applicable to outstanding capital stock                                 $1,654,250,370
                                                                                                        ==============
Net assets applicable to outstanding shares:                      Class A                               $1,233,788,906
                                                                  Class B                               $  181,468,865
                                                                  Class Y                               $  238,992,599
Net asset value per share of outstanding capital stock:           Class A shares       132,130,335      $         9.34
                                                                  Class B shares        19,434,649      $         9.34
                                                                  Class Y shares        25,593,382      $         9.34

See accompanying notes to financial statements.


                                                     SEMIANNUAL REPORT -- 1998

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

Statement of operations
IDS Selective Fund, Inc.

Six months ended Nov. 30, 1998 (Unaudited)

Investment income
Income:
Dividends                                                                                                  $   403,573
Interest                                                                                                    55,091,924
                                                                                                            ----------
Total income                                                                                                55,495,497
                                                                                                            ----------
Expenses (Note 2):
Expenses allocated from Quality Income Portfolio                                                             4,263,186
Distribution fee-- Class B                                                                                     623,166
Transfer agency fee                                                                                            859,986
Incremental transfer agency fee-- Class B                                                                        5,697
Service fee
    Class A                                                                                                  1,067,700
    Class B                                                                                                    144,139
    Class Y                                                                                                    114,706
Administrative services fees and expenses                                                                      400,185
Compensation of board members                                                                                    4,619
Postage                                                                                                        103,841
Registration fees                                                                                               84,683
Report to shareholders                                                                                          16,026
Audit fees                                                                                                       5,000
Other expenses                                                                                                     953
                                                                                                                   ---
Total expenses.                                                                                              7,693,887
    Earnings credits on cash balances (Note 2)                                                                 (32,153)
                                                                                                               -------
Total net expenses                                                                                           7,661,734
                                                                                                             ---------
Investment income (loss) -- net                                                                             47,833,763
                                                                                                            ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions                                                                                    9,053,428
    Financial futures contracts                                                                               (713,899)
    Options contracts written                                                                                  342,370
                                                                                                               -------
Net realized gain (loss) on investments                                                                      8,681,899
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                       9,630,764
                                                                                                             ---------
Net gain (loss) on investments and foreign currencies                                                       18,312,663
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $66,146,426
                                                                                                           ===========

See accompanying notes to financial statements.



IDS SELECTIVE FUND

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

Statements of changes in net assets
IDS Selective Fund, Inc.
                                                                                     Nov. 30, 1998        May 31, 1998
                                                                                  Six months ended          Year ended
                                                                                        (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                     $    47,833,763     $    99,041,120
Net realized gain (loss) on investments                                                  8,681,899          (2,534,220)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                   9,630,764          59,144,624
                                                                                         ---------          ----------
Net increase (decrease) in net assets resulting from operations                         66,146,426         155,651,524
                                                                                        ----------         -----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                        (36,785,737)        (79,639,635)
        Class B                                                                         (4,300,113)         (7,660,457)
        Class Y                                                                         (6,886,145)        (13,462,696)
    Net realized gain
        Class A                                                                                 --         (10,132,709)
        Class B                                                                                 --          (1,113,787)
        Class Y                                                                                 --          (1,708,554)
                                                                                              ----          ----------
Total distributions                                                                    (47,971,995)       (113,717,838)
                                                                                       -----------        ------------

Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                             83,846,741          98,775,364
    Class B shares                                                                      46,765,982          53,704,727
    Class Y shares                                                                      55,164,774          79,769,239
Reinvestment of distributions at net asset value
    Class A shares                                                                      26,529,831          67,101,318
    Class B shares                                                                       3,758,967           7,945,814
    Class Y shares                                                                       6,726,461          15,166,571
Payments for redemptions
    Class A shares                                                                    (121,674,653)       (253,795,109)
    Class B shares (Note 2)                                                            (24,045,818)        (38,380,085)
    Class Y shares                                                                     (46,661,623)        (80,758,805)
                                                                                       -----------         -----------
Increase (decrease) in net assets from capital share transactions                       30,410,662         (50,470,966)
                                                                                        ----------         -----------
Total increase (decrease) in net assets                                                 48,585,093          (8,537,280)
Net assets at beginning of period                                                    1,605,665,277       1,614,202,557
                                                                                     -------------       -------------
Net assets at end of period                                                         $1,654,250,370      $1,605,665,277
                                                                                    ==============      ==============
Undistributed net investment income                                                 $      299,175      $      437,407
                                                                                    --------------      --------------

See accompanying notes to financial statements.


                                                     SEMIANNUAL REPORT -- 1998

Notes to Financial Statements
IDS Selective Fund, Inc.

(Unaudited as to Nov. 30, 1998)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio
The Fund invests all of its assets in Quality Income Portfolio (the Portfolio), a series of Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund at Nov. 30, 1998 was 99.95%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $15.50
o  Class B $16.50
o  Class Y $15.50

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,181,774 for Class A and $79,212 for Class B for the six months ended Nov. 30, 1998.

During the six months ended Nov. 30, 1998, the Fund's transfer agency fees were reduced by $32,153 as a result of earnings credits from overnight cash balances.


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                          Six months ended Nov. 30, 1998
                                                           Class A                   Class B                 Class Y
Sold                                                     9,043,393                 5,046,455               5,949,901
Issued for reinvested distributions                      2,867,886                   406,340                 727,057
Redeemed                                               (13,148,480)               (2,600,424)             (5,039,139)
                                                       -----------                ----------              ----------
Net increase (decrease)                                 (1,237,201)                2,852,371               1,637,819

                                                                              Year ended May 31, 1998
                                                           Class A                   Class B                 Class Y
Sold                                                    10,726,249                 5,833,712               8,657,520
Issued for reinvested distributions                      7,309,134                   865,445               1,651,867
Redeemed                                               (27,574,808)               (4,171,964)             (8,780,164)
                                                       -----------                ----------              ----------
Net increase (decrease)                                 (9,539,425)                2,527,193               1,529,223


4. BANK BORROWINGS

The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than 5 business days plus 367% of advances over 5 business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate
(Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The
Fund had no borrowings outstanding during the six months ended Nov. 30, 1998.

                                                     SEMIANNUAL REPORT -- 1998

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

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended May 31,

Per share income and capital changesa

                                                                                 Class A

                                                       1998c        1998          1997            1996b         1995

Net asset value,
beginning of period                                   $9.23        $9.00         $9.00           $9.53         $8.57

Income from investment operations:

Net investment income (loss)                            .27          .57           .59             .33           .59

Net gains (losses)
(both realized and unrealized)                          .11          .31           .12            (.52)         1.08

Total from investment operations                        .38          .88           .71            (.19)         1.67

Less distributions:

Dividends from
net investment income                                  (.27)        (.58)         (.58)           (.31)         (.58)

Distributions from realized gains                        --         (.07)         (.13)           (.03)         (.13)

Total distributions                                    (.27)        (.65)         (.71)           (.34)         (.71)

Net asset value, end of period                        $9.34        $9.23         $9.00           $9.00         $9.53

Ratios/supplemental data

                                                                                 Class A

                                                       1998c        1998          1997            1996b         1995

Net assets, end of period
(in millions)                                        $1,234       $1,231        $1,286          $1,408        $1,490

Ratio of expenses to
average daily net assetsd                              .87%e        .86%          .88%            .89%e         .85%

Ratio of net investment income (loss)
to average daily net assets                           5.91%e       6.20%         6.36%           6.27%e        6.59%

Portfolio turnover rate
(excluding short-term securities)                       12%          20%           31%             18%           26%

Total returnf                                         4.15%       10.15%         8.08%          (2.03%)       20.25%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective 1996.
c Six months ended Nov. 30, 1998 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before  reduction  of earning  credits on cash  balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


IDS SELECTIVE FUND
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
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


Fiscal period ended May 31,
Per share income and capital changesa

                                                      Class B                                     Class Y

                                       1998d   1998    1997    1996c     1995b     1998d    1998    1997     1996c    1995b

Net asset value,
beginning of period                   $9.23   $9.00   $9.00   $9.53     $8.78     $9.23    $9.00   $9.00    $9.53    $8.78

Income from investment operations:

Net investment income (loss)            .24     .50     .52     .30       .40       .28      .58     .60      .34      .46

Net gains (losses)
(both realized and unrealized)          .11     .31     .12    (.52)      .75       .11      .31     .12     (.52)     .75

Total from investment Operations        .35     .81     .64    (.22)     1.15       .39      .89     .72     (.18)    1.21

Less distributions:

Dividends from
net investment income                  (.24)   (.51)   (.51)   (.28)     (.40)     (.28)    (.59)   (.59)    (.32)    (.46)

Distributions from realized gains        --    (.07)   (.13)   (.03)       --        --     (.07)   (.13)    (.03)      --

Total distributions                    (.24)   (.58)   (.64)   (.31)     (.40)     (.28)    (.66)   (.72)    (.35)    (.46)

Net asset value, end of period        $9.34   $9.23   $9.00   $9.00     $9.53     $9.34    $9.23   $9.00    $9.00    $9.53

Ratios/supplemental data

                                                      Class B                                     Class Y

                                       1998d   1998    1997    1996c     1995b     1998d    1998    1997     1996c   1995b

Net assets, end of period
(in millions)                          $181    $153    $126    $108       $72      $239     $221    $202     $212     $142

Ratio of expenses to
average daily net assetse             1.63%f  1.62%   1.64%   1.63%f    1.67%f     .80%f    .79%    .72%     .70%f    .73%f

Ratio of net invesment income
(loss) to average daily net assets    5.16%f  5.44%   6.40%   5.56%f    5.68%f    5.99%f   6.27%   7.02%    6.51%f   6.64%f

Portfolio turnover rate
(excluding short-term securities)       12%     20%     31%     18%       26%       12%      20%     31%      18%      26%

Total returng                         3.75%   9.32%   7.26%  (2.40%)   13.37%     4.19%   10.21%   8.27%   (1.96%)  14.09%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c The Fund's fiscal year-end was changed from Nov. 30 to May 31, effective 1996.
d Six months ended Nov. 30, 1998 (Unaudited).
e Effective fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earning credits on cash balances.
f Adjusted to an annual basis.
g Total return does not reflect payment of a sales charge.

                                                     SEMIANNUAL REPORT -- 1998


Financial Statements

Statement of assets and liabilities
Quality Income Portfolio

Nov. 30, 1998 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $1,516,912,022)                      $1,614,439,961
Dividends and accrued interest receivable                     23,308,184
Receivable for investment securities sold                     21,072,424
                                                              ----------
Total assets                                               1,658,820,569
                                                           -------------

Liabilities
Disbursements in excess of cash on demand deposit                327,736
Accrued investment management services fee                        68,980
Other accrued expenses                                            49,369
Options contracts written, at value
    (premium received $1,427,252) (Note 4)                     1,686,000
                                                               ---------
Total liabilities                                              2,132,085
                                                               ---------
Net assets                                                $1,656,688,484
                                                          ==============

See accompanying notes to financial statements.


IDS SELCTIVE FUND


Statement of operations
Quality Income Portfolio

Six months ended Nov. 30, 1998 (Unaudited)

Investment income
Income:
Dividends                                                                                                  $   403,750
Interest                                                                                                    55,119,268
                                                                                                            ----------
Total income                                                                                                55,523,018
                                                                                                            ----------
Expenses (Note 2):
Investment management services fee                                                                           4,188,850
Compensation of board members                                                                                    5,846
Custodian fees                                                                                                  46,051
Audit fees                                                                                                      15,000
Other                                                                                                           10,748
                                                                                                                ------
Total expenses                                                                                               4,266,495
    Earnings credits on cash balances (Note 2)                                                                  (1,406)
                                                                                                                ------
Total net expenses                                                                                           4,265,089
                                                                                                             ---------
Investment income (loss) -- net                                                                             51,257,929
                                                                                                            ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:

    Security transactions (Note 3)                                                                           9,056,819
    Financial futures contracts                                                                               (714,219)
    Options contacts written                                                                                   342,500
                                                                                                               -------
Net realized gain (loss) on investments                                                                      8,685,100
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                                       9,636,060
                                                                                                             ---------
Net gain (loss) on investments and foreign currencies                                                       18,321,160
                                                                                                            ----------
Net increase (decrease) in net assets resulting from operations                                            $69,579,089
                                                                                                           ===========

See accompanying notes to financial statements.


                                                   SEMIANNUAL REPORT -- 1998


Statements of changes in net assets
Quality Income Portfolio
                                                                                     Nov. 30, 1998        May 31, 1998
                                                                                  Six months ended          Year ended
                                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                                      $   51,257,929      $  105,079,943
Net realized gain (loss) on investments                                                  8,685,100          (2,535,432)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                   9,636,060          59,167,525
                                                                                         ---------          ----------
Net increase (decrease) in net assets resulting from operations                         69,579,089         161,712,036

Net contributions (withdrawals) from partners                                          (19,807,045)       (170,449,665)
                                                                                       -----------        ------------
Total increase (decrease) in net assets                                                 49,772,044          (8,737,629)
Net assets at beginning of period (Note 1)                                           1,606,916,440       1,615,654,069
                                                                                     -------------       -------------
Net assets at end of period                                                         $1,656,688,484      $1,606,916,440
                                                                                    ==============      ==============

See accompanying notes to financial statements.


IDS SELECTIVE FUND

Notes to Financial Statements

Quality Income Portfolio
(Unaudited as to Nov. 30, 1998)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Nov. 30, 1998, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1998 was $12,260,769 representing 0.74% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1998, the Portfolio's custodian fees were reduced by $1,406 as a result of earnings credit from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.


3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $187,464,335 and $223,205,768, respectively, for the six months ended Nov. 30, 1998. For the same period, the portfolio turnover rate was 12%. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $30,661 for the six months ended Nov. 30, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


4. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written are as follows:

                               Six months ended Nov. 30, 1998
                                          Calls
                           Contracts                     Premium
Balance May 31, 1998            --                    $       --
Opened                       1,050                     1,769,752
Expired                       (250)                     (342,500)
                              ----                      --------
Balance Nov. 30, 1998          800                    $1,427,252

See "Summary of significant accounting policies."

                                                      SEMIANNUAL REPORT -- 1998


Investments in Securities

Quality Income Portfolio
Nov. 30, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (92.3%)
Issuer                                                         Coupon              Principal                   Value(a)
                                                                 rate                 amount

Government obligations (34.4%)
Overseas Private Investment
    U.S. Govt Guaranty Series 1996A
        01-15-09                                                 6.99%           $10,000,000                $10,591,300
People's Republic of China
    (U.S. Dollar)
        01-15-96                                                 9.00             10,000,000(b)              10,686,941
Resolution Funding Corp
    Zero Coupon
        01-15-06                                                 8.94             25,000,000(c)              17,498,953
        10-15-06                                                 8.95             68,000,000(c)              46,019,374
        01-15-14                                                 8.21             48,000,000(c)              20,635,555
        07-15-14                                                 8.27             10,000,000(c)               4,180,758
        04-15-16                                                 8.05             47,000,000(c)              17,492,972
U.S. Treasury
        07-31-99                                                 6.88             60,000,000                 60,844,253
        02-15-00                                                 5.88             25,000,000                 25,356,210
        08-15-00                                                 6.00             11,400,000                 11,656,267
        11-15-01                                                 7.50            109,000,000                117,546,058
        02-15-04                                                 5.88              8,000,000                  8,474,460
        05-15-04                                                 7.25             25,000,000                 28,035,908
        08-15-04                                                 7.25             26,800,000                 30,154,818
        11-15-16                                                 7.50            105,395,000                132,037,644
        11-15-21                                                 8.00             15,000,000(j)              20,242,638
    TIPS
        01-15-07                                                 3.38              8,050,000(l)               8,092,538
Total                                                                                                       569,546,647

Mortgage-backed securities (8.9%)
Federal Home Loan Mtge Corp
        07-01-16                                                 8.00                    436                        452
        01-01-17                                                 8.00                  4,877                      5,057
        03-01-17                                                 8.50                133,624                    140,346
        06-01-17                                                 8.50                108,270                    113,987
        04-01-20                                                 9.00              1,893,044                  2,000,115
        04-01-21                                                 9.00              1,243,454                  1,316,892
        03-01-22                                                 8.50              2,960,149                  3,118,340
        08-01-22                                                 8.50              2,681,251                  2,809,441
        06-01-24                                                 7.50             11,277,571                 11,591,200
        02-01-25                                                 8.00              5,515,131                  5,711,580
    Collateralized Mtge Obligation
        09-01-19                                                 8.50                186,487                    196,102
Federal Housing Admin
        01-01-24                                                 7.43              8,826,851                  9,342,671
Federal Natl Mtge Assn
        11-01-02                                                10.00                     97                        101
        10-01-23                                                 6.50              9,668,282                  9,737,797
        11-01-26                                                 8.00              8,676,297                  8,982,657
        04-01-27                                                 7.50             10,427,629                 10,717,620
        06-01-27                                                 7.50             12,922,432                 13,281,805
        07-01-27                                                 8.00              9,583,283                  9,923,028
        08-01-27                                                 7.50                 57,622                     59,225
        09-01-28                                                 6.00             14,847,201                 14,652,405
    Collateralized Mtge Obligation
        10-25-19                                                 8.50              1,448,659                  1,590,622
        01-25-21                                                 8.00                614,815                    612,909
    Principal Only
        09-01-18                                                 9.50                653,532(e)                 580,607
        01-25-20                                                 9.89                789,961(e)                 766,813
    Trust Series Z
        02-25-24                                                 6.00             22,477,520(d)              20,968,603
Govt Natl Mtge Assn
        07-15-24                                                 8.00                393,204                    409,424
        10-15-24                                                 9.00                 91,090                     97,153
        02-15-25                                                 9.00                    458                        489
        05-15-26                                                 7.50             15,200,625                 15,699,357
Prudential Bache
    Collateralized Mtge Obligation
        04-01-19                                                 7.97              2,631,060                  2,708,567
Total                                                                                                       147,135,365

Automotive & related (1.4%)
Daimler-Benz North America
    Company Guaranty Medium-term Nts Series A
        09-15-06                                                 7.38             14,000,000                 15,632,929
General Motors
        05-15-03                                                 8.88              7,050,000                  7,965,758
Total                                                                                                        23,598,687

Banks and savings & loans (9.5%)
ABN-Amro Bank
    (U.S. Dollar) Sub Nts Series B
        05-15-23                                                 7.75             12,000,000(b)              13,016,186
Banco General
    (U.S. Dollar)
        08-01-02                                                 7.70              6,400,000(b,g)             6,182,499
BankAmerica
    Sub Nts Series B
        12-31-26                                                 7.70              5,000,000(g)               5,349,738
BankBoston Capital
    Company Guaranty Series B
        12-15-26                                                 8.25              5,000,000                  5,362,343
Bayerische Landesbank
    (U.S. Dollar) Deposit Nts
        02-26-01                                                 5.63             13,750,000(b)              13,896,297
Cullen/Frost Capital
    Series A
        02-01-27                                                 8.42             10,000,000                 10,785,420
Dao Heng Bank
    (U.S. Dollar) Sub Nts
        01-24-07                                                 7.75              7,000,000(b,g)             5,591,250
First Chicago
    Sr Sub Nts
        06-15-99                                                 9.00              7,900,000                  8,056,888
Firstar Capital
    Company Guaranty Series B
        12-15-26                                                 8.32             10,000,000                 11,119,059
Greenpoint Bank
    Sr Nts
        07-15-02                                                 6.70             15,000,000                 15,319,651
Korea Development Bank
    (U.S. Dollar)
        05-15-06                                                 7.25              4,600,000(b)               3,913,908
Morgan (JP)
    Sr Sub Medium-term Nts Series A
        02-15-12                                                 4.00              9,350,000(h)               8,369,279
NationsBank
    Sub Nts
        11-01-01                                                 9.25              8,950,000                  9,919,392
NCNB
    Sub Nts
        10-15-01                                                 9.13             10,000,000                 11,073,876
Swiss Bank
    Sub Deb
        09-01-26                                                 7.75             11,369,000                 12,831,275
US Bancorp
    Sub Nts
        09-15-07                                                 6.88              8,550,000                  9,156,375
Washington Mutual Capital
    Company Guaranty
        06-01-27                                                 8.38              5,800,000(g)               6,528,109
Total                                                                                                       156,471,545

Building materials & construction (1.0%)
Tyco Intl Group
    (U.S. Dollar) Company Guaranty
        06-15-05                                                 6.38             17,000,000(b)              17,140,342

Chemicals (1.6%)
Dow Chemical
        09-15-21                                                 8.85             10,000,000                 12,786,032
USA Waste Services
    Sr Nts
        10-01-07                                                 7.13             11,900,000                 12,907,625
Total                                                                                                        25,693,657

Communications equipment & services (1.7%)
BellSouth Telecommunications
        12-01-95                                                 7.00             10,000,000                 11,161,295
TCI Telecommunications
    Sr Nts
        02-15-28                                                 7.13             10,000,000                 10,928,370
Telekom Malaysia
    (U.S. Dollar)
        08-01-25                                                 7.88             10,000,000(b,g)             6,874,300
Total                                                                                                        28,963,965

Computers & office equipment (0.3%)
Hewlett-Packard
    Zero Coupon Cv Sub Nts
        10-15-17                                                 3.13             10,000,000(c,g)             5,425,000

Electronics (0.7%)
Harris
        12-01-18                                                10.38              3,900,000                  4,113,771
Hyundai Semiconductor
    (U.S. Dollar) Sr Nts
        05-15-07                                                 8.63             10,800,000(b,g)             7,742,825
Total                                                                                                        11,856,596

Energy (3.9%)
PDV America
    Sr Nts
        08-01-03                                                 7.88             16,500,000                 15,487,908
Perez Companc
    (U.S. Dollar)
        07-15-07                                                 8.13              5,000,000(b,g)             4,476,861
Petronas
    (U.S. Dollar)
        08-15-15                                                 7.75             10,000,000(b)               7,586,299
Phillips Petroleum
        03-15-28                                                 7.13             12,000,000                 12,617,083
Texaco Capital
    Gtd Deb
        03-01-43                                                 7.50             12,000,000                 13,638,127
USX-Marathon Group
        05-15-22                                                 9.38              9,200,000                 10,939,877
Total                                                                                                        64,746,155

Energy equipment & services (0.4%)
Foster Wheeler
        11-15-05                                                 6.75              5,850,000                  5,859,327

Financial services (3.2%)
GMAC
    Medium-term Nts
        03-01-00                                                 7.00             14,300,000                 14,561,553
Greyhound Financial
    Medium-term Nts Series A
        07-02-99                                                 7.95              9,600,000                  9,740,701
KFW Intl Finance
    (U.S. Dollar) Medium-term Nts
        12-15-99                                                 8.50             10,000,000(b)              10,307,187
Railcar Leasing
        01-15-13                                                 7.13             12,150,000(g)              13,292,991
Salomon
    Sr Nts
        05-15-00                                                 7.75              5,000,000                  5,143,999
Total                                                                                                        53,046,431

Food (0.1%)
Gruma
    (U.S. Dollar) Sr Nts
        10-15-07                                                 7.63              2,000,000(b)               1,830,693

Health care (1.6%)
Baxter Intl
        02-15-28                                                 6.63             12,000,000                 12,516,380
Lilly (Eli)
        01-01-36                                                 6.77             13,300,000                 14,353,770
Total                                                                                                        26,870,150

Health care services (2.7%)
AETNA Services
        08-15-03                                                 6.38             13,650,000                 14,084,257
HEALTHSOUTH
        06-15-08                                                 7.00             15,000,000                 14,233,275
Service Corp Intl
        03-15-08                                                 6.50             15,350,000                 15,626,156
Total                                                                                                        43,943,688

Industrial equipment & services (1.6%)
ARAMARK Services
        08-01-04                                                 6.75             15,000,000                 15,075,045
Deere & Co
        06-15-19                                                 8.95             10,000,000                 12,232,682
Total                                                                                                        27,307,727

Insurance (4.7%)
American United Life Insurance
        03-30-26                                                 7.75             11,175,000(k)              12,260,769
Arkwright CSN Trust
        08-15-26                                                 9.63             11,000,000(g)              13,161,402
Conseco Financing Trust
    Company Guaranty
        11-15-26                                                 8.70              6,600,000                  6,870,035
Equitable Life Assurance
        12-01-15                                                 7.70              5,000,000(g)               5,386,187
Nationwide CSN Trust
        02-15-25                                                 9.88             11,500,000(g)              14,343,346
SAFECO Capital
    Company Guaranty
        07-15-37                                                 8.07             15,000,000                 15,456,299
SunAmerica
        02-01-12                                                 9.95              8,000,000                 10,431,869
Total                                                                                                        77,909,907

Media (0.9%)
Time Warner Entertainment
    Sr Nts
        07-15-33                                                 8.38             12,000,000                 14,904,427

Metals (0.6%)
Alcan Aluminum
    (U.S. Dollar)
        01-15-22                                                 8.88              9,600,000(b)              10,675,063

Miscellaneous (0.7%)
Jasmine Submarine Telecom
    (U.S. Dollar) Sr Nts
        05-30-11                                                 8.48              3,022,740(b,g)             2,176,373
Provident Companies
    Sr Nts
        03-15-28                                                 7.25             10,027,000                 10,061,817
Total                                                                                                        12,238,190

Multi-industry conglomerates (0.7%)
Hutchison Whampoa Finance
    (U.S. Dollar) Company Guaranty
        08-01-27                                                 7.50             14,025,000(b,g)            11,724,499

Retail (1.9%)
Dayton Hudson
        06-15-23                                                 7.88             18,850,000                 20,535,233
Wal-Mart CRAVE Trust
        07-17-06                                                 7.00             10,280,161(g)              10,675,845
Total                                                                                                        31,211,078

Transportation (1.2%)
Burlington Northern Santa Fe
        12-15-25                                                 7.00             10,000,000                 10,308,455
Enterprise Rent-A-Car USA Finance
        02-15-08                                                 6.80             10,000,000                  9,818,000
Total                                                                                                        20,126,455

Utilities -- electric (4.6%)
AEP Generating
    Series F
        12-07-22                                                 9.82              4,968,432                  5,341,950
Arizona Public Service
    1st Mtge Sale Lease-backed Obligation
        12-30-15                                                 8.00              9,000,000                 10,300,981
Cajun Electric Power
    Mtge Trust
        03-15-19                                                 8.92              4,960,000                  5,253,962
Commonwealth Edison
    1st Mtge
        04-15-00                                                 6.50              9,000,000                  9,163,602
Indiana & Michigan Power
    Sale Lease-backed Obligation Series F
        12-07-22                                                 9.82              4,968,426                  5,341,944
Israel Electric
    (U.S. Dollar) Sr Nts
        12-15-26                                                 7.88              9,000,000(b,g)             9,098,190
Korea Electric Power
    (U.S. Dollar)
        07-01-02                                                 8.00              9,000,000(b)               8,205,230
    (U.S. Dollar) Zero Coupon
        04-01-16                                                10.07             35,000,000 (b,f)            3,382,719
Salton Sea Funding
    Series C
        05-30-10                                                 7.84             10,000,000                 11,115,897
Wisconsin Electric Power
        12-01-95                                                 6.88              8,000,000                  8,499,684
Total                                                                                                        75,704,159

Utilities -- telephone (4.0%)
AT&T
        01-15-25                                                 8.35              5,000,000                  5,790,366
        12-01-31                                                 8.63             10,000,000                 11,211,080
GTE
        11-01-20                                                10.25              6,050,000                  6,739,168
GTE Florida
        02-01-28                                                 6.86             12,450,000                 13,426,500
New York Telephone
        07-15-31                                                 9.38             14,000,000                 15,908,011
WorldCom
    Sr Nts
        08-15-28                                                 6.95             12,000,000                 12,921,365
Total                                                                                                        65,996,490

Total bonds
(Cost: $1,432,950,804)                                                                                   $1,529,926,243

Preferred stock (0.5%)
Issuer                                                                                Shares                   Value(a)

Salomon Income Financing Trust
    2.38%                                                     2026                   340,000                 $9,052,500

Total preferred stock
(Cost: $8,500,000)                                                                                           $9,052,500



Short-term securities (4.6%)
Issuer                                                      Annualized                Amount                   Value(a)
                                                         yield on date            payable at
                                                           of purchase              maturity

U.S. government agencies (1.8%)
Federal Home Loan Mtge Corp Disc Nts
        12-10-98                                                 4.83%            $8,800,000                 $8,789,418
        12-17-98                                                 5.07              8,900,000                  8,880,024
        12-22-98                                                 4.82              7,400,000                  7,379,237
Federal Natl Mtge Assn Disc Nt
        12-18-98                                                 5.01              3,400,000                  3,392,004
Total                                                                                                        28,440,683

Commercial paper (2.8%)
BMW US Capital
        12-18-98                                                 4.88              3,800,000                  3,791,261
CAFCO
        12-30-98                                                 4.92              2,100,000(i)               2,091,711
Ciesco LP
        12-08-98                                                 5.11              5,200,000                  5,194,863
Daimler-Benz
        12-02-98                                                 5.15              7,000,000                  6,999,003
Natl Rural Utilities
        12-08-98                                                 5.05              6,300,000                  6,293,838
NBD Bank Canada
        12-30-98                                                 4.91              3,800,000                  3,785,031
Paccar Financial
        12-03-98                                                 5.17              2,200,000                  2,199,371
Pioneer Hi-Bred
        12-02-98                                                 5.21                500,000                    499,928
        12-08-98                                                 5.21              4,400,000                  4,395,551
Reed Elsevier
        12-07-98                                                 5.15              1,900,000(i)               1,898,376
        12-15-98                                                 5.17              4,400,000(i)               4,391,187
Sysco
        12-18-98                                                 5.10              1,600,000(i)               1,596,177
Xerox
        12-31-98                                                 4.87              3,900,000                  3,884,238
Total                                                                                                        47,020,535

Total short-term securities
(Cost: $75,461,218)                                                                                         $75,461,218

Total investments in securities
(Cost: $1,516,912,022)(m)                                                                                $1,614,439,961

See accompanying notes to investments in securities.


IDS SELECTIVE FUND

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1998, the value of foreign securities represented 9.33% of net assets.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of a previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(e) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1998.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) At Nov. 30, 1998, securities valued at $13,495,092 were held to cover open call options written as follows:

Issuer                                          Shares             Exercise              Expiration            Value(a)
                                                                      price                    date

U.S. Treasury Bond Nov. 98                      30,000                 $130               Feb. 1999            $607,875

U.S. Treasury Bond Nov. 98                      50,000                  130               Feb. 1999           1,078,125

Total                                                                                                        $1,686,000


(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1998, is as follows:

Security                                  Acquisition date            Cost

American United Life Insurance*

    7.75% 2026                      02-13-96 thru 11-05-98     $11,314,931

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(l) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(m) At Nov. 30, 1998, the cost of securities for federal income tax purposes was approximately $1,516,715,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..........................................$117,901,000
Unrealized depreciation...........................................(20,176,000)

Net unrealized appreciation.......................................$97,725,000


IDS SELECTIVE FUND

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                                                               S-6385 M (1/99)
 IDS Selective Fund
 IDS Tower 10
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                                 AMERICAN EXPRESS Financial Advisors